Organization and Principal Activities (Tables)	12 Months Ended
Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Details of the Subsidiaries, VIEs and VIE's Subsidiaries
As of December 31, 2022, the Company’s principal subsidiaries and VIE are as follows:

Name	Place of incorporation	Date of incorporation	% of direct or indirect economic ownership	Principal activities
Principal subsidiaries
Huya Limited	Hong Kong	January 4, 2017	100%	Investment holding
Guangzhou Huya Technology Co., Ltd. (“Huya Technology”)	PRC	June 16, 2017	100%	Software development
HUYA PTE. LTD.	Singapore	July 23, 2018	100%	Internet value added services
Hainan Huya Entertainment Information Technology Co., Ltd. (“Hainan Huya”)	PRC	December 4, 2019	100%	Cultural and Creative services
VIE
Guangzhou Huya Information Technology Co., Ltd. (“Guangzhou Huya”)	PRC	August 10, 2016	100%	Internet value added services

Schedule of Condensed Consolidated Statements Data for the VIEs
The following table sets forth the financial data for the VIEs on an aggregated basis. For purposes of this presentation, activity within and between the VIEs have been eliminated, but transactions with other entities within the Consolidated Group have been included without elimination. Presentation of the comparative data for 2020 and 2021 have been expanded to conform to the current year presentation.
Selected Condensed Consolidated Balance Sheets Data for the VIEs

	As of December 31,
	2021	2022
	RMB	RMB

Assets
Cash and cash equivalents	474,143	14,259
Restricted cash	45,412	4,050
Short-term deposits	—	490,000
Accounts receivable, net	64,301	55,305
Prepayments and other current assets	216,740	219,716
Amounts due from related parties	129,364	45,127
Amounts due from Group companies (1)	1,379,170	1,098,883
Investments	449,684	724,110
Intangible assets, net	80,010	54,660
Right of use assets	1,701	791
Other assets	14,258	12,075

Total assets	2,854,783	2,718,976

Deferred revenue and advances from customers	563,259	502,682
Accrued liabilities and other current liabilities	500,530	504,218
Amount due to related parties	101,247	48,277
Other liabilities	12,355	26,424

Total liabilities	1,177,391	1,081,601

Total shareholders’ equity	1,677,392	1,637,375

These balances have been reflected in the Group’s consolidated financial statements with intercompany transactions eliminated.

Selected Condensed Consolidated Statements of Operation Data for the VIEs

	For the year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB

Third-party revenues	10,738,074	10,897,479	8,937,121
Total cost and expenses (2)	(10,477,605)	(10,789,307)	(9,161,422)
Others, net	82,469	195,202	55,551

Income (loss) before income tax expenses	342,938	303,374	(168,750)
Income tax expenses	(76,394)	(50,374)	(6,801)
Share of loss from equity method investments	(817)	(37)	(520)

Net income (loss)	265,727	252,963	(176,071)

Selected Condensed Consolidated Cash Flows Data for the VIEs

	For the year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB

Net cash provided by operating activities (3)	230,204	1,176,397	379,397

Loans and advances to Group companies	(1,300,825)	(911,916)	(160,406)
Other investing activities	1,083,634	(197,261)	(720,237)

Net cash used in investing activities	(217,191)	(1,109,177)	(880,643)

Net cash used in financing activities	—	—	—

Note:

(1)
Inter-company service fees for technology support, business support and consulting fees (collectively defined as “VIE service fees”) are charged pursuant to the exclusive business cooperation agreement. As of December 31, 2020, 2021, and 2022, the outstanding balance of amounts due from Group companies were inter-company advances. There were no outstanding balances for VIE service fees charged to the VIEs.

(2)
For the years ended December 31, 2020, 2021 and 2022, VIE service fees were charged by the
WFOE and other subsidiaries to the VIEs amounting to RMB7,543 million, RMB8,664 million and RMB6,863 million, respectively, which were settled as occurred.

(3)
For the years ended December 31, 2020, 2021 and 2022, cash paid by the VIEs to the WFOE and other subsidiaries for VIE service fees were RMB7,543 million, RMB8,664 million and RMB6,433.2 million,
respectively. In 2022, RMB415.1 million of the VIE service fees were not settled by cash, but netting against the intercompany receivables from the primary beneficiary of VIE
.